Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2020	Dec 31 2019
Unsecured notes
(i) $250 million at 5.25% due March 1, 2022	—	248,912
(ii) $300 million at 4.25% due December 1, 2024	297,999	297,607
(iii) $700 million at 5.125% due October 15, 2027	691,434	—
(iv) $700 million at 5.25% due December 15, 2029	694,282	693,822
(v) $300 million at 5.65% due December 1, 2044	295,410	295,321
	1,979,125	1,535,662
Geismar 3 construction facility at LIBOR+3%	176,335	—
Egypt limited recourse debt facilities	46,948	75,165
Other limited recourse debt facilities
(i) LIBOR+0.75% to LIBOR+2.5% due through 2019 to 2021	—	1,526
(ii) 5.58% due through June 30, 2031	69,734	73,700
(iii) 5.35% due through September 30, 2033	78,391	82,800
(iv) 5.08% due through September 15, 2036	12,839	—
	160,964	158,026
Total long-term debt[1]	2,363,372	1,768,853
Less current maturities[1]	(39,771)	(38,420)
	$2,323,601	$1,730,433
1 Long-term debt and current maturities are presented net of discounts and deferred financing fees of $25.4 million as at December 31, 2020 (2019 - $20.4 million).
Schedule of minimum principal payments for long-term debt
The gross minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Egypt limited recourse debt facilities	Other limited recourse debt facilities	Unsecured notes	Construction Facility[1]	Total
2021	$31,552	$8,824	$—	$—	$40,376
2022	16,606	11,778	—	—	28,384
2023	—	12,424	—	—	12,424
2024	—	12,576	300,000	173,000	485,576
2025	—	13,654	—	—	13,654
Thereafter	—	105,002	1,700,000	—	1,805,002
	$48,158	$164,258	$2,000,000	$173,000	$2,385,416
[1]  Balance in long-term debt exceeds the principal payments by $3.3 million due the treatment for modification of interest terms.

Disclosure of debt covenants	The impact on the remaining periods for which the waivers apply is as follows:

Four quarters ended	Minimum interest coverage ratio [2]	Minimum EBITDA [1] [2]

Q4 2020	not applicable	$25 million
Q1 2021	not applicable	$30 million
Q2 2021	not applicable	$70 million
Q3 2021	1.00x	not applicable
Q4 2021	1.25x	not applicable
Q1 2022 & thereafter	2.00x	not applicable
1 EBITDA is defined under the terms of the credit facilities.
[2] The minimum EBITDA or minimum interest coverage ratio provision may be fully waived for any two of the remaining measurement periods until Q4 2021.